10. COMMON STOCK	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 10. COMMON STOCK

Share issuances

During the nine months ended September 30, 2015, the Company issued 40,000 common shares for cash proceeds of $6,715 on the exercise of stock options. The fair value recorded when the options were granted of $2,824 has been transferred from additional paid-in capital to common stock on the exercise of the options.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Expired	(80,000)	0.46
Balance at March 31, 2015	13,699,000	0.85
Exercised	(30,000)	0.21
Balance at June 30, 2015	13,669,000	0.85
Granted	100,000	0.38
Exercised	(10,000)	0.21
Expired	(300,000)	2.34
Balance at September 30, 2015	13,459,000	0.81

The number of stock options exercisable at September 30, 2015 was 13,409,000.

At September 30, 2015, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,630,000	0.56	-	March 15, 2018	4,630,000	-
50,000	0.32	2,500	April 9, 2018	50,000	2,500
150,000	0.34	4,500	June 27, 2018	150,000	4,500
2,345,000	0.30	164,150	December 19, 2018	2,345,000	164,150
2,775,000	0.21	444,000	December 22, 2019	2,775,000	444,000
100,000	0.38	-	July 12, 2020	50,000	-

13,459,000		$615,150		13,409,000	$615,150

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.37 per share as of September 30, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of September 30, 2015 was 5,320,000. The total intrinsic value of options exercised during the nine months ended September 30, 2015 was $7,914 (September 30, 2014 - $Nil).

Subsequent to September 30, 2015, the Company issued 69,033 common shares upon the cashless exercise of 90,000 stock options with an exercise price of C$0.30 and 110,000 stock options with an exercise price of C$0.21.

Stock-based compensation

100,000 stock options were granted during the nine months ended September 30, 2015 with a fair value of $14,922 (September 30, 2014 - $Nil). Stock-based compensation recognized during the nine months ended September 30, 2015 was $9,402 (September 30, 2014 - $Nil) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders’ equity:

	Three Months Ended September 30, 2015	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014

General and administration	$9,402	$-	$9,402	$-

	$9,402	$-	$9,402	$-

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	September 30, 2015	September 30, 2014

Risk-free interest rate	0.80%	-
Expected life of options (years)	4.6	-
Annualized volatility	71%	-
Dividend rate	0.00%	-
Fair value per option	$0.15	-